UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     May 15, 2001

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total: 	68

Form 13F Information Table Value Total: 	271,165

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184A105      363     9047 SH       SOLE                                       9047
AT&T                           COM              001957109     1511    70931 SH       SOLE                                      70931
American Express Co Com        COM              025816109     7458   180576 SH       SOLE                                     180576
American Intl Group Com        COM              026874107      234     2912 SH       SOLE                                       2912
Amgen Inc                      COM              031162100      448     7450 SH       SOLE                                       7450
BP Amoco P L C Sponsored Adr   COM              055622104     3898    78561 SH       SOLE                                      78561
Bank Of America Corp New       COM              060505104      723    13211 SH       SOLE                                      13211
Bell South Corp NFSC           COM              079860102      434    10610 SH       SOLE                                      10610
Berkshire Hathaway Inc Del Cl  COM              084670108      589        9 SH       SOLE                                          9
Berkshire Hathaway Inc Del Cl  COM              084670207     9339     4292 SH       SOLE                                       4292
Bluegreen Corp                 COM              096231105       46    30000 SH       SOLE                                      30000
Bristol Myers Squibb           COM              110122108      266     4475 SH       SOLE                                       4475
Capital Crossing Bk Com        COM              140071101      201    10240 SH       SOLE                                      10240
Cendant Corp                   COM              151313103     2429   166463 SH       SOLE                                     166463
Chevron Corporation Com        COM              166751107     6674    76011 SH       SOLE                                      76011
Cisco Sys Inc                  COM              17275R102     8225   520160 SH       SOLE                                     520160
Citigroup Inc.                 COM              172967101      524    11646 SH       SOLE                                      11646
Coca-Cola                      COM              191216100     6028   133482 SH       SOLE                                     133482
Colgate Palmolive              COM              194162103      211     3819 SH       SOLE                                       3819
ConAgra, Inc.                  COM              205887102      208    11418 SH       SOLE                                      11418
Countrywide Cr Ind Del Com     COM              222372104      667    13515 SH       SOLE                                      13515
Dell Computer                  COM              247025109     7696   299581 SH       SOLE                                     299581
Developers Divers Rlty Com     COM              251591103     1766   120170 SH       SOLE                                     120170
Du Pont E I De Nemours Com     COM              263534109     1449    35613 SH       SOLE                                      35613
Duke Realty, Inc.              COM              264411505      422    18225 SH       SOLE                                      18225
E M C Corp Mass Com            COM              268648102      561    19085 SH       SOLE                                      19085
Eli Lilly & Co.                COM              532457108     1777    23176 SH       SOLE                                      23176
Ericsson L M Tel Co Adr Cl B S COM              294821400     7320  1308604 SH       SOLE                                    1308604
Exxon Mobil Corp Com           COM              30231G102    14458   178496 SH       SOLE                                     178496
Fannie Mae                     COM              313586109     7430    93336 SH       SOLE                                      93336
Federal Realty                 COM              313747206      488    24951 SH       SOLE                                      24951
Freddie Mac                    COM              313400301    10841   167222 SH       SOLE                                     167222
Fulton Finl Corp PA Com        COM              360271100      349    17158 SH       SOLE                                      17158
GB Hldgs Inc Com               COM              36150A109      414    33783 SH       SOLE                                      33783
General Electric Co            COM              369604103     7035   168050 SH       SOLE                                     168050
Gillette                       COM              375766102     9239   296418 SH       SOLE                                     296418
Gulf West Banks Inc Com        COM              402582100      219    23030 SH       SOLE                                      23030
Healthcare Rlty Tr Com         COM              421946104     1916    79500 SH       SOLE                                      79500
Home Depot                     COM              437076102    10786   250260 SH       SOLE                                     250260
Huntington Bancshares Com      COM              446150104      168    11823 SH       SOLE                                      11823
Inchorus.com Com               COM              45325P107        1    12000 SH       SOLE                                      12000
Intel                          COM              458140100    17126   650870 SH       SOLE                                     650870
International Business Machine COM              459200101      242     2521 SH       SOLE                                       2521
J P Morgan Chase & Co          COM              616880100     1736    38662 SH       SOLE                                      38662
Johnson & Johnson              COM              478160104     1146    13101 SH       SOLE                                      13101
Meditrust Sh Ben Int           COM              58501T306      204    50056 SH       SOLE                                      50056
Merck & Co, Inc.               COM              589331107    10006   131835 SH       SOLE                                     131835
Microsoft                      COM              594918104     9697   177308 SH       SOLE                                     177308
Nasdaq 100 Tr Unit Ser 1       COM              631100104      205     5243 SH       SOLE                                       5243
Nike Inc Cl B                  COM              654106103      211     5201 SH       SOLE                                       5201
Nokia Corp Sponsored Adr       COM              654902204    10363   431782 SH       SOLE                                     431782
Nortel Networks Corp New       COM              656568102     2370   168675 SH       SOLE                                     168675
Oracle Corp Com                COM              68389X105    10818   722131 SH       SOLE                                     722131
Pacific Century Cyber          COM              Y6801N134       12    30000 SH       SOLE                                      30000
Payless Cashways Inc Com Par $ COM              704378405       13    13825 SH       SOLE                                      13825
Pfizer                         COM              717081103    17203   420093 SH       SOLE                                     420093
Physicians Specialty Com       COM              718934102        0    17956 SH       SOLE                                      17956
Proctor & Gamble               COM              742718109     5042    80536 SH       SOLE                                      80536
Royal Dutch Pete. (Shell)      COM              780257804     1045    18849 SH       SOLE                                      18849
SBC Communications Inc         COM              78387G103     4070    91188 SH       SOLE                                      91188
Student Loan Corp              COM              863902102     1900    27190 SH       SOLE                                      27190
Sun Microsystems Inc           COM              866810104     1533    99714 SH       SOLE                                      99714
SunTrust Banks                 COM              867914103     2033    31370 SH       SOLE                                      31370
Tele Danmark                   COM              879242105      197    11400 SH       SOLE                                      11400
Texaco                         COM              881694103     4150    62495 SH       SOLE                                      62495
USA Education Inc              COM              90390U102    12556   172825 SH       SOLE                                     172825
United Dominion Rlty Tr Com    COM              910197102      469    36950 SH       SOLE                                      36950
Verizon Communications Com     COM              92343V104     2519    51092 SH       SOLE                                      51092
Wal-mart Stores Inc            COM              931142103      711    14081 SH       SOLE                                      14081
Walt Disney Co                 COM              254687106     4847   169483 SH       SOLE                                     169483
Worldcom Inc Com               COM              98157D106     3478   186129 SH       SOLE                                     186129
Wrigley                        COM              982526105     5555   115120 SH       SOLE                                     115120
Texaco Cap LLC Pfd Ser A Mips  PFD              P9132Z107      567    23200 SH       SOLE                                      23200
Broadwing Inc                  PFD CV           111602407      291     6200 SH       SOLE                                       6200
CMS Energy Corp Acts           PFD CV           125896308      429    12600 SH       SOLE                                      12600
Freeport-Mcmoran Cop & Gold Pf PFD CV           35671D501      146    10350 SH       SOLE                                      10350
Kmart Fing I Pfd Trcv 7.75%    PFD CV           498778208      271     6625 SH       SOLE                                       6625
WHX Corp Pfd Cv Ser A          PFD CV           929248201       53    10975 SH       SOLE                                      10975
Chelsea Ppty Group Inc Com                      163421100     3140    74415 SH       SOLE                                      74415

